Deferred Revenue	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Deferred Revenue	Deferred Revenue

	December 31, 2024	December 31, 2023
Marmato (a)	$109,369	$64,546
Toroparu (b)	84,000	84,000
PSN (c)	5,010	—
Total	$198,379	$148,546
Less: current portion	(4,354)	(1,163)
Non-current portion	$194,025	$147,383
a)Marmato
As part of the acquisition of Aris Holdings on September 26, 2022, the Company acquired the deferred revenue obligation associated with Aris Holdings' Precious Metals Purchase Agreement (the “Marmato PMPA”) with WPMI. Under the arrangement, WPMI will provide aggregate funding amount to $175 million, of which $93 million had been received, with the balance ($82 million) receivable during the construction and development of the Marmato Lower Mine.
Pursuant to the terms of the Marmato PMPA, WPMI will purchase 10.5% of gold produced from the Marmato Mine until 310,000 ounces of gold have been delivered, after which the purchased volume reduces to 5.25% of gold produced. WPMI will also purchase
100% of silver produced from the Marmato Mine until 2.15 million ounces of silver have been delivered, after which the purchased volume reduces to 50% of silver produced. WPMI will make payments upon delivery equal to 18% of the spot gold and silver prices until the uncredited portion of the upfront payment is reduced to zero, and 22% of the spot gold and silver prices thereafter.
The Company and its subsidiaries have provided security in favour of WPMI in respect of their obligations under the Marmato PMPA, including a first ranking general security agreement over substantially all properties and assets of Aris Mining Holdings and its subsidiaries, security over the mining rights comprising the Marmato Mine, and a first ranking share pledge over the shares of each of the subsidiaries of Aris Mining Holdings. The contract will be settled by Marmato delivering precious metal credits to WPMI. The Company recognizes amounts in revenue as gold and silver are delivered under the Marmato PMPA. Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Accretion is capitalized to the Marmato Lower Mine (Note 8). The following are the key inputs for the Marmato PMPA contract as of December 31, 2024:

Key inputs in the estimate	December 31, 2024	December 31, 2023
Financing rate	12.50%	12.50%
Gold price	$2,148 - $2,576	$1,724 - $1,939
Silver price	$27.29 - $31.41	$22.71 - $24.33
Remaining construction milestone timelines	2025	2024 - 2025
Life of Mine	2042	2042
A summary of changes to the deferred revenue balance is as follows:

Total
As at December 31, 2022	$60,658
Recognition of revenue on ounces delivered	(3,878)
Cumulative catch-up adjustment	(52)
Accretion (Note 8)	7,818
As at December 31, 2023	$64,546
Receipt of deposit from WPMI	40,016
Recognition of revenue on ounces delivered	(3,709)
Cumulative catch-up adjustment	(222)
Accretion (Note 8)	8,738
As at December 31, 2024	$109,369
Less: current portion	(4,354)
Non-current portion as at December 31, 2024	$105,015
12.    Deferred Revenue (cont.)
b)Toroparu
The Company is also party to a Precious Metals Purchase Agreement (“Toroparu PMPA”) with WPMI. Under the terms of the Toroparu PMPA, WPMI will purchase 10% of the gold and 50% of the silver production in exchange for up-front cash deposits totaling $153.5 million.
As of December 31, 2024, the Company has received total deposits of $15.5 million (December 31, 2023 - $15.5 million), as per the terms of the Toroparu PMPA the receipt of the remaining $138.0 million is subject to WPMI’s election to proceed and is expected to be received in installments during construction of the Toroparu Project once all necessary mining licenses have been obtained and conditions pertaining to final feasibility, the availability of project capital finance, the granting of security to WPMI and other customary conditions are satisfied.
WPMI may elect (a) not to pay the balance of the deposit and to reduce the gold stream percentage from 10% to 0.909% and the silver stream percentage from 50% to nil, or (b) not to proceed with the streaming transaction and to convert the portion of the deposit already paid less $2.0 million into debt of the Company that will become due and payable in whole or in part upon the occurrence of certain events including, but not limited to, a “change of control” of the Company or the Company obtaining certain levels of debt or equity financing. If WPMI elects to reduce the streams, the Company may return the amount of the deposit already advanced less $2.0 million to WPMI and terminate the agreement. In the event the Company does not deliver sufficient gold and silver to repay the total balance of the deposit, the Company will be required to pay any remaining balance in cash.
In addition to the up-front cash deposits mentioned above, WPMI will make ongoing payments to the Company once Toroparu is in operation as follows:

•Gold - the lesser of the market price and $400 per payable ounce of gold delivered over the life of the Toroparu Project, subject to a 1% annual increase starting after the third year of production.
•Silver - the lesser of the market price and $3.90 per payable ounce of silver delivered over the life of the Toroparu Project, subject to a 1% annual increase starting after the fourth year of production.
c)PSN

As part of the PSN Transaction, Mubadala is also a party to a Precious Metals Purchase Agreement ("PSN PMPA") with MIC Global Mining Ventures S.L.U. ("Joint Venture"). Under the terms of the PSN PMPA, Mubadala will purchase 7.35% of the gold and 100% of the silver production in exchange for deposits totaling $10.0 million. Mubadala will pay 15% of the gold and silver market price which will be deducted from the deposit. The PSN PMPA applies only to incremental production after the first 5.7 million ounces of gold has been produced. If upon expiry or termination of the streaming arrangement, the Joint Venture (of which is 51% owned by the Company) has not delivered enough gold and silver to fully reduce the $10.0 million deposit balance to zero, the Joint Venture is required to pay any remaining deposit balance in cash.
The streaming obligation has been recognized at fair value on acquisition using a discounted cash flow model using discount rates that reflect the risks inherent in the expected future cash flows at the acquisition date and has been classified as deferred revenue. The Company recorded deferred revenue of $5.0 million, all non-current which represents the estimated future cash flows attributable to expected future gold and silver delivers to WPMI.